SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due to related parties, Borrowed	$ 8,747,287	$ 4,811,327	$ 519,515
Amounts due to related parties, Repaid		(4,794,940)
Jiancong Cai [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	153,976	146,637
Amounts due to related parties, Borrowed	625,880	3,194,892
Amounts due to related parties, Repaid	(586,294)	(3,187,141)
Amounts due to related parties, Exchange rate translation	(4,769)	(412)
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries	(188,793)
Amounts due to related parties, Ending		153,976	146,637
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	374,475	146,573
Amounts due to related parties, Borrowed	7,709,522	374,475
Amounts due to related parties, Repaid	(8,062,758)	(146,573)
Amounts due to related parties, Exchange rate translation	6,490
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries
Amounts due to related parties, Ending	27,729	374,475	146,573
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	856,068	1,192,611
Amounts due to related parties, Borrowed	37,300	955,107
Amounts due to related parties, Repaid	(207,345)	(1,291,420)
Amounts due to related parties, Exchange rate translation	(1,342)	(231)
Amounts due to related parties, Reclass to OP
Amounts due to related parties, Disposal of Subsidiaries
Amounts due to related parties, Ending	684,681	856,068	1,192,611
Xing Xia [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	286,852
Amounts due to related parties, Borrowed	374,585	286,852
Amounts due to related parties, Repaid	(389,628)
Amounts due to related parties, Exchange rate translation	23,435
Amounts due to related parties, Reclass to OP	(1,136,886)
Amounts due to related parties, Disposal of Subsidiaries	841,642
Amounts due to related parties, Ending		286,852
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning	1,671,371	1,655,627
Amounts due to related parties, Borrowed	8,747,287	4,811,327
Amounts due to related parties, Repaid	(9,246,025)	(4,794,940)
Amounts due to related parties, Exchange rate translation	23,814	(643)
Amounts due to related parties, Reclass to OP	(1,136,886)
Amounts due to related parties, Disposal of Subsidiaries	652,849
Amounts due to related parties, Ending	712,410	1,671,371	1,655,627
Pingyi Xu [Member]
Related Party Transaction [Line Items]
Amounts due to related parties, Beginning		169,806
Amounts due to related parties, Borrowed
Amounts due to related parties, Repaid		(169,806)
Amounts due to related parties, Exchange rate translation
Amounts due to related parties, Ending			$ 169,806